Shareholders’ Equity (Details) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 16, 2024 $ / shares shares	May 22, 2023 $ / shares shares	May 31, 2023 $ / shares shares	Mar. 31, 2025 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 22, 2024 USD ($)
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized	505,000,000
Common stock, shares authorized	500,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares issued				121,476,215	121,476,215
Common stock, shares, outstanding				121,476,215	121,476,215
Average share price threshold for annual dividends (in Dollars per share) | $ / shares		$ 11.5			$ 11.5
Share price threshold for Preferred stock dividends consecutive trading days		10	10		10
Dividend common stock percentage					20.00%
Share price baseline for calculating annual dividends (in Dollars per share) | $ / shares				$ 10	$ 10
Change of control price, percent				0.08	0.08
Dividend rate, percent of appreciation of market price				20.00%	20.00%
Preferred stock dividends, shares amount				121,476,215	121,476,215
Preferred stock conversion ratio		1			1
Vested warrants outstanding				18,264,876	18,264,876
Common stock price per share (in Dollars per share) | $ / shares			$ 11.5
Cumulative loss change in the fair value (in Dollars) | $						$ 15.6
Ordinary and Founder Preferred Shares converted to common stock and Series A Preferred Stock	1				92,500
Number of securities called by each warrant				4,566,219
Common Stock And Series A Preferred Stock
Class of Warrant or Right [Line Items]
Warrant conversion shares ratio			4
PIPE Financing [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares					$ 10
Warrant conversion shares ratio					36,710,124
Cumulative loss change in the fair value (in Dollars) | $						$ 3.5
Acuren Acquisition [Member]
Class of Warrant or Right [Line Items]
Consideration issued amount (in Dollars) | $					$ 4.0
Minimum
Class of Warrant or Right [Line Items]
Average share price threshold for annual dividends (in Dollars per share) | $ / shares				$ 11.5
Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized	5,000,000
Series A Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued				1,000,000	1,000,000
Preferred stock, shares outstanding				1,000,000	1,000,000
Initial Public Stock Offering | Common Stock And Series A Preferred Stock
Class of Warrant or Right [Line Items]
Vested warrants outstanding			54,975,000
Warrant term			3 years
Exercise price of warrants (in Dollars per share) | $ / shares			$ 666.6
Warrant conversion shares ratio			58,259,984
Initial Public Stock Offering | Common Stock And Series A Preferred Stock
Class of Warrant or Right [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares			$ 11.5
Initial Public Stock Offering | Non Founder Director | Common Stock And Series A Preferred Stock
Class of Warrant or Right [Line Items]
Vested warrants outstanding			25,000
Initial Public Stock Offering | Minimum | Common Stock And Series A Preferred Stock
Class of Warrant or Right [Line Items]
Mandatorily redeemable, stock trigger price (in Dollars per share) | $ / shares			$ 0.01
Initial Public Stock Offering | Maximum | Common Stock And Series A Preferred Stock
Class of Warrant or Right [Line Items]
Mandatorily redeemable, stock trigger price (in Dollars per share) | $ / shares			$ 18
Initial Public Stock Offering | Series A Preferred Stock
Class of Warrant or Right [Line Items]
Number of shares issued in initial public offering		1,000,000
Share price (in Dollars per share) | $ / shares		$ 10.5